Assets and Liabilities Held for Sale	6 Months Ended
Jun. 30, 2018
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Assets and Liabilities Held for Sale

27. ASSETS AND LIABILITIES HELD FOR SALE

Following Court approval of our Ring-Fence Transfer Scheme on 11 and 12 June 2018, management considered the related business transfers to be highly probable at 30 June 2018. As such, the Santander UK group reclassified the following assets and liabilities as held for sale:

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The prohibited business of Abbey National Treasury Services plc, save for a small pool of residual assets, which mainly included our derivatives business with financial institutions, certain corporates and our gilt-edged market making business. These were transferred to the Banco Santander SA group in July 2018.

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The business of the Crown Dependency branches (Jersey and Isle of Man) of Santander UK plc. These will be transferred outside the Santander UK plc group pursuant to transfer schemes effected under relevant Jersey and Isle of Man law.

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A small pool of residual assets that will remain in Abbey National Treasury Services plc. Santander UK Group Holdings plc will acquire 100% of the ordinary share capital of Abbey National plc from Santander UK plc.

–	The assets and liabilities of Santander Equity Investments Limited and its subsidiaries. Santander UK Group Holdings plc will acquire the entire share capital of Santander Equity Investments Limited.

At 30 June 2018 these assets and liabilities comprised:

Net assets held for sale £m
Assets
Trading assets	1,967
Derivative financial instruments	19,694
Other financial assets at fair value through profit and loss	823
Loans and advances to banks	506
Loans and advances to customers	1,068
Reverse repurchase agreements- non trading	74
Financial investments	104
Other assets	5
Total assets held for sale	24,241
Liabilities
Deposits by banks	31
Deposits by customers	5,725
Trading liabilities	1,842
Derivative financial instruments	19,007
Other liabilities	11
Total liabilities held for sale	26,616
Net liabilities held for sale	(2,375)

These business transfers have been, or will be, made for a cash consideration equivalent to the book value of the associated assets and liabilities, which represents a fair value for the Santander UK group. Costs to sell are expected to be immaterial.